UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment |_|; Amendment Number: _______
  This Amendment (Check only one.): |_| is a restatement.
                                    |_| adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Steel Partners Holdings L.P.
Address: 590 Madison Avenue, 32nd Floor
         New York, New York 10022

Form 13F File Number: 28-14001

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jack L. Howard
Title: President of General Partner of Reporting Manager
Phone: 212-520-2300

Signature, Place, and Date of Signing:

       /s/ Jack L. Howard, New York, NY, February 14, 2013

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                5
                                                    -----------------------

Form 13F Information Table Entry Total:                           9
                                                    -----------------------

Form 13F Information Table Value Total:                     $226755
                                                    -----------------------
                                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.       Form 13F File Number       Name

          1        28-14563                   SPH Group Holdings LLC

          2        28-14887                   SPH Group LLC

          3        28-14886                   Steel Partners Holdings GP Inc.

          4        28-10766                   Warren G. Lichtenstein

          5        28-10730                   Steel Partners II, L.P.

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
                                                     FORM 13F INFORMATION TABLE

   COLUMN 1                   COLUMN 2        COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
--------------                --------        --------   --------    ------------------  ----------  --------  ---------------------
                                                                                                                  VOTING AUTHORITY
                                                          VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER    ---------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP   (X$1,000)    PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE    SHARED   NONE
--------------                --------------    -----   ---------    -------   --- ----  ----------  --------  ----    ------   ----
GENCORP INC                   COM             368682100      38256   4180997   SH        OTHER       1, 2, 3   0       4180997   0
HANDY & HARMAN LTD            COM             410315105     108937   7228735   SH        OTHER       1, 2, 3   0       7228735   0
LYDALL INC DEL                COM             550819106       1891    131887   SH        OTHER       1, 2, 3   0        131887   0
MODUSLINK GLOBAL SOLUTIONS I  COM             60786L107      18795   6481185   SH        OTHER       1, 2, 3   0       6481185   0
NATHANS FAMOUS INC NEW        COM             632347100      15012    445456   SH        OTHER       1, 2, 3   0        445456   0
S L INDS INC                  COM             784413106      17907    994840   SH        OTHER       1, 2, 3   0        994840   0
SELECTICA INC                 COM NEW         816288203       2735    420768   SH        OTHER       1, 2, 3   0        420768   0
STEEL PARTNERS HLDGS L P      LTD PRTRSHIP U  85814R107      22132   1877207   SH        OTHER       1, 2, 3   0       1877207   0
UNISYS CORP                   COM NEW         909214306       1090     63000   SH        OTHER       1, 2, 3   0         63000   0